Insurance services - Summary of Bank Maintains a Number of Reinsurance Treaties with Third Parties (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Separate Accounts Disclosure [Abstract]
Direct		₨ 2,179,868.1	$ 25,516.4	₨ 1,763,024.4
Assumed		1,096.2	12.8	954.7
Total liabilities on policies in force		2,180,964.3	25,529.2	1,763,979.1
Ceded	[1]	104,321.2	1,221.1	105,661.6
Net liabilities on policies in force		₨ 2,076,643.1	$ 24,308.1	₨ 1,658,317.5

[1]	Reinsurance asset reported within other asset